Document and Entity Information	Jun. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2023
Entity File Number	001-35895
Entity Registrant Name	THRYV HOLDINGS, INC.
Entity Central Index Key	0001556739
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-2740040
Entity Address, Address Line One	2200 West Airfield Drive
Entity Address, Address Line Two	P.O. Box 619810
Entity Address, City or Town	DFW Airport
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	972
Local Phone Number	453-7000
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	THRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false